RS - Summary of equity-settled 2019 Long-term Incentive Plan MOR US (Details) - 2019 Long-term Incentive Plan MOR US [Member]	7 Months Ended	12 Months Ended
	Oct. 18, 2021 shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 01, 2021 Rate	Apr. 01, 2019 Rate
Long-term Incentive Plans [Line Items]
Performance criteria						100.00%
Percentage of shares vested						25.00%
Target Achievement					89.00%
Allocations | shares	1,166
Expense from equity-settled share-based payment transactions | €		€ (33,281)	€ (503,206)	€ 38,888
Weighted average [member]
Long-term Incentive Plans [Line Items]
Performance criteria						125.00%
Bottom of range [member]
Long-term Incentive Plans [Line Items]
Performance criteria						0.00%
Top of range [member]
Long-term Incentive Plans [Line Items]
Performance criteria						200.00%